Basis of Presentation and General Information, General Information (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 14, 2025 USD ($) shares	Mar. 07, 2023 USD ($) Vessel $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 11, 2025 $ / shares shares	Mar. 02, 2023 $ / shares
Basis of Presentation and General Information [Abstract]
Number of vessels owned by each subsidiary | Vessel		1
Common shares, issued (in shares)		9,461,009	19,093,853	19,021,758
Common shares outstanding (in shares)		9,461,009	19,093,853	18,978,409
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001
Number of shares of common stock issued for shares of Company stock (in shares)		1
Number of shares of Company common stock held to receive stock (in shares)		10
Robin [Member]
Basis of Presentation and General Information [Abstract]
Common shares, issued (in shares)					2,386,732
Common shares outstanding (in shares)					2,386,732
Cash contribution | $	$ 10.4
$18.0 Million Term Loan Facility [Member]
Basis of Presentation and General Information [Abstract]
Face amount | $		$ 18.0
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)		140,000		140,000
Preferred shares, dividend rate		1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares		0.001
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Robin [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)	2,000,000
Preferred shares, dividend rate	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares					$ 25
Preferred shares, par value (in dollars per share) | $ / shares					0.001
Series B Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)		40,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Series B Preferred Shares [Member] | Robin [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)	40,000
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001